UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advisors Capital Management, LLC
           -----------------------------------------------------
Address:   West 115 Century Road
           Paramus, NJ 07652
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kevin G. Kern
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  201-986-1900
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern                     Paramus, NJ                     8/14/2006
-----------------                     -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          159
                                         -----------
Form 13F Information Table Value Total:     $149,097
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
51 Jobs                        SP ADR REP COM   316827104      281   12975          Sole              12975      0    0
Aaron Rent                     COM              002535201      554   20616          Sole              20616      0    0
AC Moore                       COM              00086T103      132    8125          Sole               8125      0    0
ACE Insurance                  ORD              G0070K103      255    5047          Sole               5047      0    0
Advanced Auto Parts            COM              00751Y106       47    1650          Sole               1650      0    0
Aetna                          COM              00817Y108      319    8000          Sole               8000      0    0
Agree Realty                   COM              008492100     1038   30582          Sole              30582      0    0
AIG                            COM              026874107     1418   21451          Sole              21451      0    0
Alliance Bernstein             UNIT LTD PARTN   01855A101     8241  134803          Sole             134804      0    0
Allied Capital                 COM              01903Q108     1072   37295          Sole              37295      0    0
Altria Group                   COM              02209S103     2178   29671          Sole              29671      0    0
American Airlines              COM              001765106       38    1500          Sole               1500      0    0
American Capital               COM              024937104      832   24875          Sole              24875      0    0
American Financial             COM              02607P305     1303  134700          Sole             134700      0    0
Amgen                          COM              031162100      137    2115          Sole               2115      0    0
AmSouth Bank                   COM              032165102     4093  154756          Sole             154756      0    0
Apartment Investment           CL A             03748R101      472   10875          Sole              10875      0    0
Arbor Realty                   COM              038923108     1722   68780          Sole              68781      0    0
Arrow Electronics              COM              042735100      307    9550          Sole               9550      0    0
Arthur J. Gallagher            COM              363576109      323   12775          Sole              12775      0    0
Aspen Insurance                SHS              G05384105      511   21962          Sole              21962      0    0
Associated Bank                COM              045487105      263    8350          Sole               8350      0    0
Associated Estates             COM              045604105      699   56407          Sole              56407      0    0
Atmel                          COM              049513104      136   24549          Sole              24549      0    0
Avnet                          COM              053807103      719   35941          Sole              35941      0    0
Bank of America                COM              060505104     5058  105170          Sole             105170      0    0
Bank United                    CL A             06652B103      280    9175          Sole               9175      0    0
Berkshire                      CL B             084670207       27       9          Sole                  9      0    0
BIDU                           SP ADR REP COM   056752108      210    2551          Sole               2551      0    0
Brandywine                     SH BEN INT NEW   105368203      128    3983          Sole               3983      0    0
C.N.A. Financial               COM              126117100       82    2500          Sole               2500      0    0
Cablevision                    CL A NY CABLVS   12686C109      688   32084          Sole              32084      0    0
Cardinal Health                COM              14149Y108      389    6051          Sole               6051      0    0
Carnival Cruise Lines          PAIRED CTF       143658300     1150   27575          Sole              27575      0    0
Cendant                        COM              151313103     2234  137160          Sole             137161      0    0
Cisco                          COM              17275R102       52    2700          Sole               2700      0    0
Citigroup                      COM              172967101     3476   72054          Sole              72055      0    0
Colonial Bank                  COM              195493309      550   21444          Sole              21445      0    0
Compass Bank                   COM              20449H109     2180   39217          Sole              39218      0    0
Computer Sciences Corp         COM              205363104      317    6534          Sole               6534      0    0
Conoco Phillips                COM              20825C104       45     700          Sole                700      0    0
Continental Airlines           CL B             210795308      480   16113          Sole              16113      0    0
Corning                        COM              219350105       40    1655          Sole               1655      0    0
Countrywide Financial          COM              222372104      304    7998          Sole               7998      0    0
Crown Cork                     COM              228368106      155   10000          Sole              10000      0    0
C-Trip                         ADR              22943F100      119    2350          Sole               2350      0    0
CTS                            COM              126501105     1389   93306          Sole              93306      0    0
Diamond Offshore               COM              25271C102      209    2500          Sole               2500      0    0
Dollar Tree                    COM              256747106      169    6407          Sole               6407      0    0
DTE Energy                     COM              233331107       16     400          Sole                400      0    0
Eagle Hospitality              COM              26959T102     1719  178597          Sole             178597      0    0
ElkCorp                        COM              287456107      421   15175          Sole              15175      0    0
eLong                          SPONSORED ADR    290138205      319   22965          Sole              22965      0    0
Enbridge Energy                SHS UNITS LLI    29250X103     1193   28754          Sole              28754      0    0
Enbridge Equity Partners       COM              29250R106      143    3300          Sole               3300      0    0
Enterprise Products            COM              293792107      462   18576          Sole              18576      0    0
Equity Inns                    COM              294703103     6008  362856          Sole             362857      0    0
E-Trade Financial              COM              269246104     4118  180473          Sole             180473      0    0
Exxon Mobil                    COM              30231G102      720   11747          Sole              11748      0    0
Fannie Mae                     COM              313586109     1390   28908          Sole              28908      0    0
Felcor Lodging                 COM              31430F101     1163   53509          Sole              53509      0    0
First Horizon                  COM              320517105     2595   64553          Sole              64554      0    0
First Industrial               COM              32054K103     1602   42228          Sole              42229      0    0
First Merit                    COM              337915102       71    3400          Sole               3400      0    0
Fisher Scientific Intl         COM NEW          338032204      379    5200          Sole               5200      0    0
Flextronics                    ORD              Y2573F102     1371  129105          Sole             129105      0    0
Freddie Mac                    COM              313400301     1747   30649          Sole              30649      0    0
Freeport-McMoran               CL B             35671D857       15     278          Sole                278      0    0
General Electric               COM              369604103      202    6143          Sole               6143      0    0
Glenborough                    COM              37803P105     1469   69476          Sole              69477      0    0
Glimscher Realty               SH BEN INT       379302102     2235   90087          Sole              90088      0    0
Health Care Properties         COM              421915109      238    8920          Sole               8921      0    0
Health Care REIT               COM              42217K106     1187   33976          Sole              33976      0    0
Healthcare Realty              COM              421946104      414   13025          Sole              13025      0    0
Helen of Troy                  COM              G4388N106      440   23950          Sole              23950      0    0
Hersha Hospitalities           SH BEN INT       427825104     2854  307251          Sole             307252      0    0
Hewitt                         COM              42822Q100      366   16315          Sole              16315      0    0
Highwoods                      COM              431284108       43    1200          Sole               1200      0    0
Hilb Rogal & Hobbs             COM              431294107      100    2700          Sole               2700      0    0
Home Depot                     COM              437076102     2567   71730          Sole              71730      0    0
Hormel                         COM              440452100     1745   47008          Sole              47008      0    0
Hospitality Properties         COM SH BEN INT   44106M102     1765   40208          Sole              40209      0    0
HRPT Properties                COM SH BEN INT   40426W101     1733  149993          Sole             149994      0    0
Humana                         COM              444859102     1077   20070          Sole              20070      0    0
IBM                            COM              459200101       30     400          Sole                400      0    0
Imperial Chemical              ADR NEW          452704505       98    3700          Sole               3700      0    0
Innskeepers                    COM              4576J0104     1584   91688          Sole              91689      0    0
Johnson & Johnson              COM              478160104      119    2000          Sole               2000      0    0
JP Morgan Chase                COM              46625H100     1258   29972          Sole              29972      0    0
KeyCorp                        COM              493267108       21     600          Sole                600      0    0
Kinder Morgan MGMT             SHS              49455U100     1201   27923          Sole              27924      0    0
Kinder Morgan Partners         UT LTD PARTNR    494550106      299    6525          Sole               6525      0    0
Kohls                          COM              500255104     1543   26103          Sole              26103      0    0
Laboratory Holdings            COM NEW          50540R409      118    1900          Sole               1900      0    0
Lexington Properties           COM              529043101      164    7600          Sole               7600      0    0
Lowes                          COM              548661107     1026   16915          Sole              16915      0    0
Mack Cali                      COM              554489104      123    2700          Sole               2700      0    0
Magellan Midstream Hldgs       COM UNIT RP LP   55907R108      226   10875          Sole              10875      0    0
Marine Pete                    UNIT BEN INT     568423107       25    1200          Sole               1200      0    0
Martin Midstream Partners      UNIT LP INT      573331105      302    9831          Sole               9831      0    0
Marsh & McLennan               COM              571748102     2540   94467          Sole              94468      0    0
Max Re Capital                 SHS              G6052F103      398   18000          Sole              18000      0    0
Medco                          COM              58405U102       69    1206          Sole               1206      0    0
Medical Properties TR          COM              58463J304      341   30925          Sole              30925      0    0
MEMC Electronics               COM              552715104       70    1884          Sole               1884      0    0
Merrill Lynch                  COM              590188108      282    4060          Sole               4060      0    0
Mills Corp                     COM              601148109       88    3300          Sole               3300      0    0
Montpelier Re                  SHS              G62185106       49    2850          Sole               2850      0    0
Motorola                       COM              620076109      161    8000          Sole               8000      0    0
National City                  COM              635405103     3802  105056          Sole             105057      0    0
National Health Investors      COM              63633D104       26    1000          Sole               1000      0    0
Nationwide Health              COM              638620104      469   20840          Sole              20840      0    0
North Fork Bank                COM              659424105     2255   74769          Sole              74769      0    0
Oneok Partners                 UNIT LTD PARTN   68268N103     1340   27170          Sole              27170      0    0
NVR                            COM              62944T105      117     240          Sole                240      0    0
Overstock.com                  COM              690370101      858   40383          Sole              40383      0    0
Pacific Sunwear                COM              694873100      656   36628          Sole              36628      0    0
Parlux Fragrances              COM              701645103      137   14182          Sole              14182      0    0
Partner Re                     COM              G6852T105     2567   40085          Sole              40085      0    0
Peoples Bank                   COM              710198102      710   21640          Sole              21640      0    0
Perry Ellis                    COM              288853104     2472   97669          Sole              97669      0    0
Pfizer                         COM              717081103     1523   64908          Sole              64908      0    0
PNC Bank                       COM              693475105      296    4227          Sole               4228      0    0
Posco                          SPONSORED ADR    693483109      299    4476          Sole               4476      0    0
PXRE Group                     COM              G73018106       44   11846          Sole              11846      0    0
Qualcomm                       COM              747525103       48    1200          Sole               1200      0    0
Quest Diagnostics              COM              74834L100      119    2000          Sole               2000      0    0
Regions Financial              COM              7591EP100     1836   55434          Sole              55435      0    0
Republic Properties            COM              760737106      649   65740          Sole              65741      0    0
Royal Carribbean               COM              V7780T103     1553   40608          Sole              40608      0    0
Ruby Tuesday                   COM              781182100     1820   74577          Sole              74577      0    0
Senior Housing                 SH BEN INT       81721M109      937   52320          Sole              52321      0    0
Service Corp                   COM              817565104       24    3000          Sole               3000      0    0
Servicemaster Co               COM              81760N109       12    1200          Sole               1200      0    0
Sovereign Bank                 COM              845905108      539   26553          Sole              26554      0    0
St. Paul Company               COM              792860108      406    9110          Sole               9110      0    0
Student Loan                   COM              863902102     1357    6721          Sole               6721      0    0
Sysco Corp                     COM              871829107       48    1600          Sole               1600      0    0
Target                         COM              87612E106       20     425          Sole                425      0    0
TCF Financial Corp             COM              872275102       16     639          Sole                639      0    0
Teppco                         UT LTD PARTNR    872384102      327   10050          Sole              10050      0    0
Tom Online                     ADR REG S        889728200      234   12175          Sole              12175      0    0
TrustStreet Properties         COM              898404108     2700  204706          Sole             204707      0    0
Tyco                           COM              902124106     1464   53272          Sole              53272      0    0
Unilever                       SPON ADR NEW     904767704     3545  157313          Sole             157314      0    0
United Health                  COM              91324P102       68    1524          Sole               1524      0    0
United Technologies Corp       COM              913017109      184    2912          Sole               2913      0    0
UnumProvident                  COM              91529Y106     1607   88681          Sole              88681      0    0
US Bancorp                     COM NEW          902973304     1059   34300          Sole              34300      0    0
Valero Energy                  COM              91913Y100     1358   20421          Sole              20422      0    0
VF Corp                        COM              918204108      115    1700          Sole               1700      0    0
Video Display Corp             COM              926555103       24    2998          Sole               2998      0    0
Waddell & Reed                 CL A             930059100     2628  127838          Sole             127838      0    0
WalMart                        COM              931142103      889   18475          Sole              18476      0    0
Warwick Valley Telephone       COM              936750108       19    1000          Sole               1000      0    0
Washington Mutual              COM              939322103     1736  141788          Sole             141789      0    0
Winston Hotels                 COM              97563A102     1736  141788          Sole             141788      0    0
WR Berkley                     COM              084423102      505    8700          Sole               8700      0    0
XL Capital                     CLA              G98255105       68    1125          Sole               1125      0    0